Severance Indemnities And Pension Plans (Expected Contributions To Plan Assets In Next Fiscal Year) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 39.4
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	14.3
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	¥ 2.3